Note 11 - Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]
11.	INTANGIBLE ASSETS, NET

Intangible assets consisted of the following as of December 31, 2013:

	Gross Carrying Amount	Accumulated Amortization	Asset Write-off	Net

Developed technologies	$2,564	$(1,366)	$(1,198)	$-
Other	317	(317)	-	-

	$2,881	$(1,683)	$(1,198)	$-

Intangible assets consisted of the following as of December 31, 2012:

	Gross Carrying Amount	Accumulated Amortization	Asset Write-off	Net

Developed technologies	$2,564	$(1,366)	$(1,198)	$-
Other	317	(286)	-	31

	$2,881	$(1,652)	$(1,198)	$31

As a result of dissolution activities of the Intelligent E-Commerce Group, a loss on asset write-off of $1,198,000 on intangible assets was incurred for the year ended December 31, 2012. Please see discussions in note 3.

Amortization expense of the intangible assets acquired was approximately $31,000, $337,000, and $379,000 for the years ended December 31, 2013, 2012, and 2011, respectively. The intangible assets were fully amortized in the year ended December 31, 2013.